Net Income Per Share and Net Income Attributable to Ordinary Shareholders - Schedule of Basic and Diluted Net Income Per Share (Details)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss) (in Yuan Renminbi)	¥ 54,530	$ 7,798	¥ 1,582,299	¥ 2,080,197
Denominator:
Weighted average number of ordinary shares outstanding, basic	173,575,410	173,575,410	173,256,348	176,749,706
Plus incremental weighted average ordinary shares from assumed vesting of RSUs using the treasury stock method	1,109,281	1,109,281	1,455,221	1,938,613
Weighted average number of ordinary shares outstanding, diluted	174,684,691	174,684,691	174,711,569	178,688,319
Basic net income per share (in Yuan Renminbi per share) | (per share)	¥ 0.3142	$ 0.0449	¥ 9.1327	¥ 11.7692
Diluted net income per share (in Yuan Renminbi per share) | (per share)	¥ 0.3122	$ 0.0446	¥ 9.0566	¥ 11.6415